OMB APPROVAL
OMB Number:	3235-0570
Expires:	January 31, 2017
Estimated average burden
hours per response:	20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01424

AIM Equity Funds (Invesco Equity Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 4/30/14

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	April 30, 2014

Invesco Charter Fund Nasdaq:
A: CHTRX ■ B: BCHTX ■ C: CHTCX ■ R: CHRRX ■ S: CHRSX ■ Y: CHTYX ■ R5: CHTVX R6: ■ CHFTX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
10 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/13 to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.49%
Class B Shares	7.06
Class C Shares	7.08
Class R Shares	7.37
Class S Shares	7.54
Class Y Shares	7.62
Class R5 Shares	7.68
Class R6 Shares	7.69
S&P 500 Index‚ (Broad Market Index)	8.36
Russell 1000 Index■ (Style-Specific Index)	8.25
Lipper Large-Cap Core Funds Index¿ (Peer Group Index)	7.58

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;

    ■Invesco, Russell via FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                Invesco Charter Fund

Average Annual Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (11/26/68)	10.94%
10 Years	7.32
5 Years	14.08
1 Year	12.55
Class B Shares
Inception (6/26/95)	7.56%
10 Years	7.30
5 Years	14.29
1 Year	13.18
Class C Shares
Inception (8/4/97)	4.83%
10 Years	7.13
5 Years	14.52
1 Year	17.18
Class R Shares
Inception (6/3/02)	7.23%
10 Years	7.66
5 Years	15.10
1 Year	18.80
Class S Shares
10 Years	7.98%
5 Years	15.48
1 Year	19.22
Class Y Shares
10 Years	8.08%
5 Years	15.66
1 Year	19.33
Class R5 Shares
Inception (7/30/91)	8.73%
10 Years	8.39
5 Years	15.84
1 Year	19.48
Class R6 Shares
10 Years	8.00%
5 Years	15.53
1 Year	19.53

Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance

Average Annual Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (11/26/68)	10.94%
10 Years	7.36
5 Years	16.53
1 Year	13.08
Class B Shares
Inception (6/26/95)	7.56%
10 Years	7.33
5 Years	16.77
1 Year	13.75
Class C Shares
Inception (8/4/97)	4.82%
10 Years	7.18
5 Years	16.97
1 Year	17.75
Class R Shares
Inception (6/3/02)	7.23%
10 Years	7.70
5 Years	17.56
1 Year	19.38
Class S Shares
10 Years	8.02%
5 Years	17.95
1 Year	19.74
Class Y Shares
10 Years	8.12%
5 Years	18.14
1 Year	19.91
Class R5 Shares
Inception (7/30/91)	8.74%
10 Years	8.43
5 Years	18.32
1 Year	20.05
Class R6 Shares
10 Years	8.04%
5 Years	18.00
1 Year	20.15

shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares was 1.07%, 1.82%, 1.82%, 1.32%, 0.97%, 0.82%, 0.74% and 0.65%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares was 1.09%, 1.84%, 1.84%, 1.34%, 0.99% 0.84%, 0.76% and 0.67%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2015. See current prospectus for more information.

3                         Invesco Charter Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Charter Fund

Schedule of Investments(a)

April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–89.10%
Air Freight & Logistics–0.66%
FedEx Corp.	301,242	$41,044,222

Apparel, Accessories & Luxury Goods–0.89%
Prada S.p.A. (Italy)	6,920,400	55,452,528

Asset Management & Custody Banks–1.74%
Northern Trust Corp.	1,799,955	108,447,289

Auto Parts & Equipment–1.06%
Johnson Controls, Inc.	1,458,521	65,837,638

Automobile Manufacturers–1.04%
Daimler AG (Germany)	700,807	64,876,878

Biotechnology–1.63%
Gilead Sciences, Inc.(b)	1,287,988	101,094,178

Brewers–1.28%
Molson Coors Brewing Co.–Class B	1,323,371	79,362,559

Casinos & Gaming–1.14%
Las Vegas Sands Corp.	897,873	71,048,690

Communications Equipment–3.55%
Cisco Systems, Inc.	2,706,213	62,540,583
F5 Networks, Inc.(b)	569,348	59,878,329
QUALCOMM, Inc.	1,250,878	98,456,607
		220,875,519

Construction Machinery & Heavy Trucks–0.78%
Caterpillar Inc.	460,127	48,497,386

Construction Materials–0.55%
CRH PLC (Ireland)	1,173,344	34,178,714

Consumer Finance–2.44%
American Express Co.	1,735,996	151,778,130

Department Stores–1.92%
Macy’s, Inc.	2,077,944	119,336,324

Diversified Banks–1.27%
U.S. Bancorp	1,934,146	78,874,474

Diversified Chemicals–0.84%
Dow Chemical Co. (The)	1,050,000	52,395,000

Electric Utilities–0.99%
Duke Energy Corp.	830,268	61,846,663

Electrical Components & Equipment–1.00%
Eaton Corp. PLC	857,908	62,318,437

Electronic Manufacturing Services–1.91%
TE Connectivity Ltd. (Switzerland)	2,008,243	118,446,172

Fertilizers & Agricultural Chemicals–1.14%
Mosaic Co. (The)	1,409,900	70,551,396

Food Retail–1.01%
Kroger Co. (The)	1,357,538	62,501,050

	Shares	Value
General Merchandise Stores–0.42%
Target Corp.	421,753	$26,043,248

Gold–0.46%
Agnico Eagle Mines Ltd. (Canada)	339,322	10,030,358
Kinross Gold Corp. (Canada)(b)	4,557,391	18,503,008
		28,533,366

Health Care Equipment–1.13%
Covidien PLC	989,438	70,497,457

Health Care Facilities–1.65%
HCA Holdings, Inc.(b)	1,967,541	102,312,132

Health Care Services–1.54%
Express Scripts Holding Co.(b)	1,437,916	95,736,447

Heavy Electrical Equipment–0.99%
ABB Ltd. (Switzerland)	2,545,819	61,337,995

Home Improvement Retail–1.00%
Lowe’s Cos., Inc.	1,347,330	61,855,920

Industrial Conglomerates–1.99%
General Electric Co.	4,606,764	123,875,884

Industrial Gases–1.27%
Praxair, Inc.	603,557	78,794,366

Industrial Machinery–4.64%
Illinois Tool Works Inc.	766,720	65,347,546
Parker Hannifin Corp.	665,657	84,458,560
Sandvik AB (Sweden)	5,552,429	78,747,533
SKF AB–Class B (Sweden)	2,306,951	59,820,025
		288,373,664

Insurance Brokers–1.51%
Marsh & McLennan Cos., Inc.	1,897,084	93,545,212

Integrated Oil & Gas–2.44%
Chevron Corp.	713,901	89,608,854
Occidental Petroleum Corp.	648,968	62,138,686
		151,747,540

Internet Software & Services–1.09%
eBay Inc.(b)	1,310,931	67,945,554

Investment Banking & Brokerage–1.28%
Charles Schwab Corp. (The)	3,006,057	79,810,813

IT Consulting & Other Services–1.12%
International Business Machines Corp.	353,709	69,493,207

Life Sciences Tools & Services–3.29%
Agilent Technologies, Inc.	1,339,708	72,397,820
Thermo Fisher Scientific, Inc.	738,926	84,237,564
Waters Corp.(b)	483,290	47,623,397
		204,258,781

Movies & Entertainment–0.70%
Twenty-First Century Fox, Inc.–Class A	1,363,749	43,667,243

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Charter Fund

	Shares	Value
Oil & Gas Equipment & Services–5.59%
Cameron International Corp.(b)	1,517,493	$98,576,345
Halliburton Co.	1,541,706	97,235,398
Schlumberger Ltd.	478,944	48,636,763
Weatherford International Ltd.(b)	4,894,678	102,788,238
		347,236,744

Oil & Gas Exploration & Production–4.37%
Anadarko Petroleum Corp.	561,893	55,638,645
EOG Resources, Inc.	722,000	70,756,000
Noble Energy, Inc.	875,896	62,871,815
Pioneer Natural Resources Co.	426,886	82,504,257
		271,770,717

Packaged Foods & Meats–1.12%
Danone (France)	942,380	69,638,457

Paper Products–0.83%
International Paper Co.	1,100,000	51,315,000

Pharmaceuticals–10.73%
Allergan, Inc.	513,813	85,210,748
Merck & Co., Inc.	1,563,405	91,552,997
Novartis AG–ADR (Switzerland)	973,603	84,645,045
Pfizer Inc.	1,857,451	58,101,067
Roche Holding AG (Switzerland)	324,648	95,431,895
Sanofi–ADR (France)	2,643,319	142,210,562
Teva Pharmaceutical Industries Ltd.–ADR (Israel)	1,376,823	67,271,572
Zoetis Inc.	1,391,145	42,096,048
		666,519,934

Property & Casualty Insurance–3.99%
Berkshire Hathaway Inc.–Class A(b)	722	139,544,550
Progressive Corp. (The)	4,459,658	108,146,706
		247,691,256

	Shares	Value
Railroads–1.85%
Norfolk Southern Corp.	516,880	$48,860,667
Union Pacific Corp.	346,705	66,023,033
		114,883,700

Restaurants–0.66%
Yum! Brands, Inc.	536,287	41,288,736

Semiconductor Equipment–0.67%
KLA-Tencor Corp.	648,915	41,524,071

Semiconductors–3.30%
Analog Devices, Inc.	2,237,690	114,771,120
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	23,007,019	90,598,088
		205,369,208

Systems Software–1.27%
Microsoft Corp.	1,955,361	78,996,584

Technology Hardware, Storage & Peripherals–1.36%
EMC Corp.	3,266,776	84,282,821
Total Common Stocks & Other Equity Interests (Cost $3,736,118,346)		5,537,109,304

Money Market Funds–10.91%
Liquid Assets Portfolio–Institutional Class(c)	338,772,466	338,772,466
Premier Portfolio–Institutional Class(c)	338,772,467	338,772,467
Total Money Market Funds (Cost $677,544,933)		677,544,933
TOTAL INVESTMENTS–100.01% (Cost $4,413,663,279)		6,214,654,237
OTHER ASSETS LESS LIABILITIES–(0.01)%		(315,710)
NET ASSETS–100.00%		$6,214,338,527

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2014

Health Care	20.0%
Information Technology	14.3
Energy	12.4
Financials	12.2
Industrials	11.9
Consumer Discretionary	8.8
Materials	5.1
Consumer Staples	3.4
Utilities	1.0
Money Market Funds Plus Other Assets Less Liabilities	10.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Charter Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $3,736,118,346)	$5,537,109,304
Investments in affiliated money market funds, at value and cost	677,544,933
Total investments, at value (Cost $4,413,663,279)	6,214,654,237
Foreign currencies, at value (Cost $7,463,590)	7,388,675
Receivable for:
Fund shares sold	4,139,617
Dividends	4,808,740
Investment for trustee deferred compensation and retirement plans	1,723,620
Other assets	58,367
Total assets	6,232,773,256

Liabilities:
Payable for:
Investments purchased	1,031,167
Fund shares reacquired	11,822,641
Accrued fees to affiliates	3,188,123
Accrued trustees’ and officers’ fees and benefits	7,010
Accrued other operating expenses	353,525
Trustee deferred compensation and retirement plans	2,032,263
Total liabilities	18,434,729
Net assets applicable to shares outstanding	$6,214,338,527

Net assets consist of:
Shares of beneficial interest	$4,180,553,403
Undistributed net investment income	17,634,479
Undistributed net realized gain	215,146,021
Net unrealized appreciation	1,801,004,624
$6,214,338,527

Net Assets:
Class A	$4,649,895,493
Class B	$92,388,957
Class C	$286,214,007
Class R	$74,664,301
Class S	$24,429,609
Class Y	$532,333,908
Class R5	$417,747,380
Class R6	$136,664,872

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	205,319,498
Class B	4,258,836
Class C	13,158,603
Class R	3,321,850
Class S	1,078,145
Class Y	23,428,287
Class R5	17,894,457
Class R6	5,854,326
Class A:
Net asset value per share	$22.65
Maximum offering price per share
(Net asset value of $22.65 ÷ 94.50%)	$23.97
Class B:
Net asset value and offering price per share	$21.69
Class C:
Net asset value and offering price per share	$21.75
Class R:
Net asset value and offering price per share	$22.48
Class S:
Net asset value and offering price per share	$22.66
Class Y:
Net asset value and offering price per share	$22.72
Class R5:
Net asset value and offering price per share	$23.35
Class R6:
Net asset value and offering price per share	$23.34

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Charter Fund

Statement of Operations

For the six months ended April 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,537,903)	$50,863,866
Dividends from affiliated money market funds	200,379
Total investment income	51,064,245

Expenses:
Advisory fees	18,319,888
Administrative services fees	331,355
Custodian fees	177,560
Distribution fees:
Class A	5,675,114
Class B	509,371
Class C	1,408,036
Class R	189,629
Class S	18,048
Transfer agent fees — A, B, C, R, S and Y	4,702,955
Transfer agent fees — R5	204,645
Transfer agent fees — R6	2,619
Trustees’ and officers’ fees and benefits	120,108
Other	533,649
Total expenses	32,192,977
Less: Fees waived and expense offset arrangement(s)	(648,567)
Net expenses	31,544,410
Net investment income	19,519,835

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	267,907,996
Foreign currencies	17,923
267,925,919
Change in net unrealized appreciation (depreciation) of:
Investment securities	153,773,238
Foreign currencies	(152,624)
153,620,614
Net realized and unrealized gain	421,546,533
Net increase in net assets resulting from operations	$441,066,368

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Charter Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	April 30, 2014	October 31, 2013
Operations:
Net investment income	$19,519,835	$53,115,578
Net realized gain	267,925,919	280,208,345
Change in net unrealized appreciation	153,620,614	995,866,556
Net increase in net assets resulting from operations	441,066,368	1,329,190,479

Distributions to shareholders from net investment income:
Class A	(40,001,766)	(41,612,854)
Class B	(197,192)	(332,279)
Class C	(522,089)	(664,655)
Class R	(498,781)	(615,458)
Class S	(234,367)	(240,607)
Class Y	(5,312,405)	(4,771,405)
Class R5	(4,757,782)	(5,364,133)
Class R6	(1,603,465)	(1,441,125)
Total distributions from net investment income	(53,127,847)	(55,042,516)

Distributions to shareholders from net realized gains:
Class A	(190,962,696)	—
Class B	(4,697,336)	—
Class C	(12,436,765)	—
Class R	(3,268,865)	—
Class S	(1,013,912)	—
Class Y	(20,079,702)	—
Class R5	(16,807,748)	—
Class R6	(5,278,097)	—
Total distributions from net realized gains	(254,545,121)	—

Share transactions–net:
Class A	20,336,142	(454,738,989)
Class B	(18,388,479)	(43,223,240)
Class C	(3,839,051)	(23,002,146)
Class R	(4,768,888)	(21,711,427)
Class S	(103,005)	(2,142,385)
Class Y	52,206,611	14,464,207
Class R5	(4,230,918)	(54,219,495)
Class R6	2,890,345	9,498,357
Net increase (decrease) in net assets resulting from share transactions	44,102,757	(575,075,118)
Net increase in net assets	177,496,157	699,072,845

Net assets:
Beginning of period	6,036,842,370	5,337,769,525
End of period (includes undistributed net investment income of $17,634,479 and $51,242,491, respectively)	$6,214,338,527	$6,036,842,370

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Charter Fund

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Charter Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

10                         Invesco Charter Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

11                         Invesco Charter Fund

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $4.05 billion	0.615%
Next $3.9 billion	0.57%
Next $1.8 billion	0.545%
Over $10 billion	0.52%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2014, the Adviser waived advisory fees of $642,280.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class B, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption

12                         Invesco Charter Fund

proceeds prior to remittance to the shareholder. During the six months ended April 30, 2014, IDI advised the Fund that IDI retained $235,257 in front-end sales commissions from the sale of Class A shares and $4,753, $24,650 and $3,699 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$5,669,449,003	$545,205,234	$—	$6,214,654,237

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,287.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

13                         Invesco Charter Fund

The Fund had a capital loss carryforward as of October 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2017	$37,234,275	$—	$37,234,275
October 31, 2018	9,265,449	—	9,265,449
Total capital loss carryforward	$46,499,724	$—	$46,499,724

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2014 was $592,865,517 and $795,580,436, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,828,204,038
Aggregate unrealized (depreciation) of investment securities	(33,013,530)
Net unrealized appreciation of investment securities	$1,795,190,508

Cost of investments for tax purposes is $4,419,463,729.

14                         Invesco Charter Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2014(a)		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	5,216,497	$115,001,431	12,652,341	$251,490,534
Class B	56,724	1,190,022	134,679	2,555,466
Class C	627,241	13,298,686	1,368,037	26,345,282
Class R	311,305	6,804,773	997,549	19,538,282
Class S	27,418	603,889	67,050	1,315,025
Class Y	3,792,869	83,882,423	8,445,957	167,974,315
Class R5	1,027,493	23,330,752	3,056,357	63,011,733
Class R6	170,383	3,822,180	972,513	20,256,468

Issued as reinvestment of dividends:
Class A	10,131,612	212,865,175	2,115,045	37,838,158
Class B	233,089	4,703,750	18,511	318,771
Class C	597,137	12,086,051	35,450	612,226
Class R	180,283	3,762,516	34,598	615,152
Class S	58,780	1,234,951	13,319	238,288
Class Y	891,731	18,780,072	218,839	3,923,789
Class R5	973,141	21,049,024	281,880	5,183,775
Class R6	318,297	6,881,563	78,407	1,441,124

Automatic conversion of Class B shares to Class A shares:
Class A	741,034	16,373,695	1,487,914	29,540,214
Class B	(773,027)	(16,373,695)	(1,550,889)	(29,540,214)

Reacquired:
Class A	(14,675,096)	(323,904,159)	(39,328,823)	(773,607,895)
Class B	(374,215)	(7,908,556)	(876,468)	(16,557,263)
Class C	(1,383,583)	(29,223,788)	(2,657,705)	(49,959,654)
Class R	(700,011)	(15,336,177)	(2,136,456)	(41,864,861)
Class S	(87,974)	(1,941,845)	(187,448)	(3,695,698)
Class Y	(2,280,542)	(50,455,884)	(7,977,731)	(157,433,897)
Class R5	(2,142,697)	(48,610,694)	(5,993,528)	(122,415,003)
Class R6	(342,488)	(7,813,398)	(592,344)	(12,199,235)
Net increase (decrease) in share activity	2,595,401	$44,102,757	(29,322,946)	$(575,075,118)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Charter Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/14	$22.22	$0.07	$1.50		$1.57	$(0.19)	$(0.95)	$(1.14)	$22.65	7.49%		$4,649,895	1.04	%(d)	1.06	%(d)	0.65	%(d)	11%
Year ended 10/31/13	17.73	0.19	4.49		4.68	(0.19)	—	(0.19)	22.22	26.63		4,529,846	1.05		1.07		0.94		35
Year ended 10/31/12	16.38	0.14	1.31		1.45	(0.10)	—	(0.10)	17.73	8.93		4,025,451	1.10		1.12		0.79		42
Year ended 10/31/11	15.30	0.10	1.04		1.14	(0.06)	—	(0.06)	16.38	7.50		4,009,014	1.10		1.13		0.64		40
Year ended 10/31/10	14.16	0.07	1.16	(e)	1.23	(0.09)	—	(0.09)	15.30	8.72	(e)	4,027,296	1.14		1.18		0.45		48
Year ended 10/31/09	12.46	0.09	1.76	(e)	1.85	(0.15)	—	(0.15)	14.16	15.19	(e)	3,915,161	1.26		1.29		0.76		32
Class B
Six months ended 04/30/14	21.25	(0.01)	1.44		1.43	(0.04)	(0.95)	(0.99)	21.69	7.06		92,389	1.79	(d)	1.81	(d)	(0.10	)(d)	11
Year ended 10/31/13	16.96	0.04	4.30		4.34	(0.05)	—	(0.05)	21.25	25.63		108,696	1.80		1.82		0.19		35
Year ended 10/31/12	15.67	0.01	1.28		1.29	—	—	—	16.96	8.23		125,315	1.85		1.87		0.04		42
Year ended 10/31/11	14.69	(0.02)	1.00		0.98	—	—	—	15.67	6.67		169,243	1.85		1.88		(0.11)		40
Year ended 10/31/10	13.62	(0.04)	1.11	(e)	1.07	—	—	—	14.69	7.86	(e)	211,105	1.89		1.93		(0.30)		48
Year ended 10/31/09	11.91	0.00	1.71	(e)	1.71	—	—	—	13.62	14.36	(e)	281,911	2.01		2.04		0.01		32
Class C
Six months ended 04/30/14	21.30	(0.01)	1.45		1.44	(0.04)	(0.95)	(0.99)	21.75	7.08		286,214	1.79	(d)	1.81	(d)	(0.10	)(d)	11
Year ended 10/31/13	17.00	0.04	4.31		4.35	(0.05)	—	(0.05)	21.30	25.63		283,655	1.80		1.82		0.19		35
Year ended 10/31/12	15.71	0.01	1.28		1.29	—	—	—	17.00	8.21		247,719	1.85		1.87		0.04		42
Year ended 10/31/11	14.73	(0.02)	1.00		0.98	—	—	—	15.71	6.65		257,790	1.85		1.88		(0.11)		40
Year ended 10/31/10	13.65	(0.04)	1.12	(e)	1.08	—	—	—	14.73	7.91	(e)	245,757	1.89		1.93		(0.30)		48
Year ended 10/31/09	11.94	0.00	1.71	(e)	1.71	—	—	—	13.65	14.32	(e)	226,830	2.01		2.04		0.01		32
Class R
Six months ended 04/30/14	22.03	0.04	1.50		1.54	(0.14)	(0.95)	(1.09)	22.48	7.37		74,664	1.29	(d)	1.31	(d)	0.40	(d)	11
Year ended 10/31/13	17.59	0.14	4.44		4.58	(0.14)	—	(0.14)	22.03	26.23		77,769	1.30		1.32		0.69		35
Year ended 10/31/12	16.25	0.09	1.32		1.41	(0.07)	—	(0.07)	17.59	8.73		81,503	1.35		1.37		0.54		42
Year ended 10/31/11	15.18	0.06	1.04		1.10	(0.03)	—	(0.03)	16.25	7.26		66,405	1.35		1.38		0.39		40
Year ended 10/31/10	14.07	0.03	1.15	(e)	1.18	(0.07)	—	(0.07)	15.18	8.43	(e)	57,003	1.39		1.43		0.20		48
Year ended 10/31/09	12.38	0.07	1.75	(e)	1.82	(0.13)	—	(0.13)	14.07	14.93	(e)	25,096	1.51		1.54		0.51		32
Class S
Six months ended 04/30/14	22.24	0.08	1.51		1.59	(0.22)	(0.95)	(1.17)	22.66	7.54		24,430	0.94	(d)	0.96	(d)	0.75	(d)	11
Year ended 10/31/13	17.75	0.21	4.48		4.69	(0.20)	—	(0.20)	22.24	26.73		24,014	0.95		0.97		1.04		35
Year ended 10/31/12	16.39	0.15	1.33		1.48	(0.12)	—	(0.12)	17.75	9.08		21,072	1.00		1.02		0.89		42
Year ended 10/31/11	15.31	0.12	1.04		1.16	(0.08)	—	(0.08)	16.39	7.62		21,080	1.00		1.03		0.74		40
Year ended 10/31/10	14.16	0.08	1.16	(e)	1.24	(0.09)	—	(0.09)	15.31	8.80	(e)	19,916	1.04		1.08		0.55		48
Year ended 10/31/09(f)	14.25	0.01	(0.10)		(0.09)	—	—	—	14.16	(0.63)		1,390	1.09	(g)	1.12	(g)	0.93	(g)	32
Class Y
Six months ended 04/30/14	22.31	0.10	1.51		1.61	(0.25)	(0.95)	(1.20)	22.72	7.62		532,334	0.79	(d)	0.81	(d)	0.90	(d)	11
Year ended 10/31/13	17.81	0.24	4.49		4.73	(0.23)	—	(0.23)	22.31	26.89		469,066	0.80		0.82		1.19		35
Year ended 10/31/12	16.44	0.18	1.33		1.51	(0.14)	—	(0.14)	17.81	9.26		362,231	0.85		0.87		1.04		42
Year ended 10/31/11	15.36	0.15	1.04		1.19	(0.11)	—	(0.11)	16.44	7.78		186,623	0.85		0.88		0.89		40
Year ended 10/31/10	14.20	0.11	1.15	(e)	1.26	(0.10)	—	(0.10)	15.36	8.93	(e)	167,170	0.89		0.93		0.70		48
Year ended 10/31/09	12.46	0.13	1.77	(e)	1.90	(0.16)	—	(0.16)	14.20	15.54	(e)	70,187	1.01		1.04		1.01		32
Class R5
Six months ended 04/30/14	22.90	0.11	1.55		1.66	(0.26)	(0.95)	(1.21)	23.35	7.68		417,747	0.72	(d)	0.74	(d)	0.97	(d)	11
Year ended 10/31/13	18.29	0.26	4.61		4.87	(0.26)	—	(0.26)	22.90	26.99		413,033	0.72		0.74		1.27		35
Year ended 10/31/12	16.87	0.22	1.36		1.58	(0.16)	—	(0.16)	18.29	9.43		378,446	0.68		0.70		1.21		42
Year ended 10/31/11	15.77	0.17	1.07		1.24	(0.14)	—	(0.14)	16.87	7.92		404,441	0.73		0.76		1.01		40
Year ended 10/31/10	14.57	0.14	1.20	(e)	1.34	(0.14)	—	(0.14)	15.77	9.20	(e)	571,624	0.71		0.75		0.88		48
Year ended 10/31/09	12.83	0.16	1.80	(e)	1.96	(0.22)	—	(0.22)	14.57	15.74	(e)	328,081	0.75		0.78		1.27		32
Class R6
Six months ended 04/30/14	22.91	0.12	1.55		1.67	(0.29)	(0.95)	(1.24)	23.34	7.69		136,665	0.63	(d)	0.65	(d)	1.06	(d)	11
Year ended 10/31/13	18.29	0.28	4.62		4.90	(0.28)	—	(0.28)	22.91	27.15		130,764	0.63		0.65		1.36		35
Year ended 10/31/12(f)	18.64	0.02	(0.37)		(0.35)	—	—	—	18.29	(1.88)		96,034	0.60	(g)	0.63	(g)	1.29	(g)	42

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $158,423,180 and sold of $177,461,241 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Multi-Sector Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,577,717, $102,718, $283,941, $76,480, $24,264, $495,863, $413,255 and $132,503 for Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains on securities (both realized and unrealized) per share for the year ended October 31, 2010 would have been $1.11, $1.06, $1.07, $1.10, $1.11, $1.10 and $1.15 for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5, respectively and total returns would have been lower. Net gains on securities (both realized and unrealized) per share for the year ended October 31, 2009 would have been $1.57, $1.52, $1.52, $1.56, $1.58 and $1.61 for Class A, Class B, Class C, Class R, Class Y and Class R5, respectively and total returns would have been lower.
(f)	Commencement date of September 25, 2009 and September 24, 2012 for Class S shares and Class R6 shares, respectively.
(g)	Annualized.

16                         Invesco Charter Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,074.90	$5.35	$1,019.64	$5.21	1.04%
B	1,000.00	1,070.60	9.19	1,015.92	8.95	1.79
C	1,000.00	1,070.80	9.19	1,015.92	8.95	1.79
R	1,000.00	1,073.70	6.63	1,018.40	6.46	1.29
S	1,000.00	1,075.40	4.84	1,020.13	4.71	0.94
Y	1,000.00	1,076.20	4.07	1,020.88	3.96	0.79
R5	1,000.00	1,076.80	3.71	1,021.22	3.61	0.72
R6	1,000.00	1,076.90	3.24	1,021.67	3.16	0.63

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2013 through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Charter Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469	CHT-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco Diversified Dividend Fund
Nasdaq:
A: LCEAX ■ B: LCEDX ■ C: LCEVX ■ R: DDFRX ■ Y: LCEYX ■ Investor: LCEIX R5: DDFIX ■ R6: LCEFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
9 Notes to Financial Statements
17 Financial Highlights
18 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/13 to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.56%
Class B Shares	8.18
Class C Shares	8.12
Class R Shares	8.40
Class Y Shares	8.69
Investor Class Shares	8.56
Class R5 Shares	8.70
Class R6 Shares	8.76
S&P 500 Index‚ (Broad Market Index)	8.36
Russell 1000 Value Index■ (Style-Specific Index)	9.61
Lipper Large-Cap Value Funds Index[t] (Peer Group Index)	8.56

Sources(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;

■Invesco, Russell via FactSet Research Systems Inc.; tLipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Diversified Dividend Fund

Average Annual Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (12/31/01)	7.34%
10 Years	7.71
5 Years	17.50
1 Year	11.04

Class B Shares
Inception (12/31/01)	7.37%
10 Years	7.72
5 Years	17.75
1 Year	11.62

Class C Shares
Inception (12/31/01)	7.08%
10 Years	7.56
5 Years	17.96
1 Year	15.65

Class R Shares
10 Years	8.10%
5 Years	18.60
1 Year	17.27

Class Y Shares
10 Years	8.48%
5 Years	19.15
1 Year	17.81

Investor Class Shares
10 Years	8.39%
5 Years	18.90
1 Year	17.55

Class R5 Shares
10 Years	8.65%
5 Years	19.27
1 Year	17.89

Class R6 Shares
10 Years	8.39%
5 Years	18.97
1 Year	17.98

Class R shares incepted on October 25, 2005. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Investor Class shares incepted on July 15, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any

Average Annual Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/31/01)	7.33%
10 Years	7.71
5 Years	19.61
1 Year	12.08

Class B Shares
Inception (12/31/01)	7.36%
10 Years	7.72
5 Years	19.92
1 Year	12.75

Class C Shares
Inception (12/31/01)	7.07%
10 Years	7.56
5 Years	20.09
1 Year	16.77

Class R Shares
10 Years	8.11%
5 Years	20.76
1 Year	18.39

Class Y Shares
10 Years	8.48%
5 Years	21.34
1 Year	18.95

Investor Class Shares
10 Years	8.38%
5 Years	21.06
1 Year	18.62

Class R5 Shares
10 Years	8.64%
5 Years	21.43
1 Year	18.95

Class R6 Shares
10 Years	8.38%
5 Years	21.12
1 Year	19.13

applicable fee waivers or expense reimbursements.

    Class R5 shares incepted on October 25, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 0.88%, 1.63%, 1.63%, 1.13%, 0.63%, 0.88%, 0.59% and 0.50%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 0.89%, 1.64%, 1.64%, 1.14%, 0.64%, 0.89%, 0.60% and 0.51%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2015. See current prospectus for more information.

3                         Invesco Diversified Dividend Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

    After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

    Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

    Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Diversified Dividend Fund

Schedule of Investments(a)

April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–91.06%
Aerospace & Defense–3.67%
General Dynamics Corp.	1,626,193	$177,986,824
Raytheon Co.	1,906,122	181,996,528
		359,983,352

Air Freight & Logistics–1.17%
United Parcel Service, Inc.–Class B	1,163,368	114,591,748

Apparel Retail–0.86%
Guess?, Inc.	1,350,091	36,330,949
TJX Cos., Inc. (The)	830,219	48,302,141
		84,633,090

Apparel, Accessories & Luxury Goods–1.87%
Coach, Inc.	2,614,106	116,719,833
Columbia Sportswear Co.	771,530	66,336,149
		183,055,982

Asset Management & Custody Banks–2.37%
Federated Investors, Inc.–Class B	3,873,645	110,553,828
Legg Mason, Inc.	2,601,209	121,970,690
		232,524,518

Auto Parts & Equipment–0.97%
Johnson Controls, Inc.	2,099,973	94,792,781

Brewers–2.59%
Heineken N.V. (Netherlands)	3,663,026	254,085,799

Building Products–1.03%
Masco Corp.	5,019,969	100,851,177

Data Processing & Outsourced Services–1.06%
Automatic Data Processing, Inc.	1,330,660	103,738,254

Distillers & Vintners–0.14%
Treasury Wine Estates Ltd. (Australia)	3,801,623	13,483,864

Drug Retail–2.05%
Walgreen Co.	2,960,081	200,989,500

Electric Utilities–7.98%
American Electric Power Co., Inc.	2,283,990	122,901,502
Duke Energy Corp.	1,933,049	143,992,820
Entergy Corp.	1,025,582	74,354,695
Exelon Corp.	4,712,238	165,069,697
Pepco Holdings, Inc.	6,051,713	161,943,840
PPL Corp.	3,443,717	114,813,525
		783,076,079

Food Distributors–1.82%
Sysco Corp.	4,892,175	178,221,935

Gas Utilities–1.03%
AGL Resources Inc.	1,865,411	100,732,194

General Merchandise Stores–1.45%
Target Corp.	2,300,927	142,082,242

Health Care Equipment–2.05%
Medtronic, Inc.	1,127,700	66,331,314
Stryker Corp.	1,739,067	135,212,459
		201,543,773

	Shares	Value
Heavy Electrical Equipment–0.92%
ABB Ltd. (Switzerland)	3,766,473	$90,747,968

Hotels, Resorts & Cruise Lines–1.94%
Accor S.A. (France)	2,032,726	99,612,052
Marriott International Inc.–Class A	1,563,472	90,571,933
		190,183,985

Household Products–3.33%
Kimberly-Clark Corp.	1,551,534	174,159,691
Procter & Gamble Co. (The)	1,841,827	152,042,819
		326,202,510

Housewares & Specialties–1.38%
Newell Rubbermaid Inc.	4,510,302	135,805,193

Industrial Machinery–1.00%
Pentair Ltd.	1,316,520	97,804,271

Integrated Oil & Gas–3.14%
Royal Dutch Shell PLC–Class B (United Kingdom)	4,180,679	177,477,593
Total S.A. (France)	1,829,745	130,826,205
		308,303,798

Integrated Telecommunication Services–2.73%
AT&T Inc.	5,179,380	184,903,866
Deutsche Telekom AG (Germany)	4,960,125	83,159,077
		268,062,943

Investment Banking & Brokerage–1.51%
Charles Schwab Corp. (The)(b)	5,596,338	148,582,774

Life & Health Insurance–2.74%
Lincoln National Corp.	2,366,074	114,778,250
Prudential Financial, Inc.	598,675	48,301,099
StanCorp Financial Group, Inc.	1,729,783	105,689,741
		268,769,090

Motorcycle Manufacturers–0.62%
Harley-Davidson, Inc.	826,558	61,115,699

Movies & Entertainment–0.89%
Time Warner Inc.	1,321,304	87,813,864

Multi-Utilities–2.94%
Consolidated Edison, Inc.	2,094,143	121,523,118
Dominion Resources, Inc.	940,882	68,251,580
Sempra Energy	1,003,432	98,948,430
		288,723,128

Oil & Gas Drilling–1.67%
Nabors Industries Ltd.	6,427,191	164,021,914

Oil & Gas Equipment & Services–1.50%
Baker Hughes Inc.	2,106,530	147,246,447

Packaged Foods & Meats–8.31%
Campbell Soup Co.	4,402,763	200,281,689
General Mills, Inc.	4,933,346	261,566,005
Kraft Foods Group, Inc.	3,228,059	183,547,435
Mead Johnson Nutrition Co.	669,296	59,072,065

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Diversified Dividend Fund

	Shares	Value
Packaged Foods & Meats–(continued)
Mondelez International Inc.–Class A	3,091,600	$110,215,540
		814,682,734

Paper Packaging–1.19%
Avery Dennison Corp.	1,253,505	60,995,553
Sonoco Products Co.	1,315,655	55,362,763
		116,358,316

Paper Products–0.58%
International Paper Co.	1,210,852	56,486,246

Personal Products–0.76%
L’Oreal S.A. (France)	435,214	74,867,775

Pharmaceuticals–4.20%
Bristol-Myers Squibb Co.	1,006,216	50,401,360
Eli Lilly and Co.	2,826,821	167,065,121
Johnson & Johnson	1,399,653	141,770,852
Novartis AG (Switzerland)	605,993	52,658,005
		411,895,338

Property & Casualty Insurance–0.81%
Travelers Cos., Inc. (The)	872,868	79,064,383

Regional Banks–7.37%
Cullen/Frost Bankers, Inc.	619,530	47,338,287
Fifth Third Bancorp	4,228,748	87,154,496
KeyCorp	10,868,375	148,244,635
M&T Bank Corp.	815,867	99,543,933
SunTrust Banks, Inc.	4,213,095	161,193,015
Zions Bancorp.	6,212,656	179,670,012
		723,144,378

Restaurants–1.57%
Brinker International, Inc.	911,562	44,794,157
Darden Restaurants, Inc.	2,189,940	108,861,917
		153,656,074

	Shares	Value
Semiconductors–2.08%
Linear Technology Corp.	2,204,731	$98,110,530
Texas Instruments Inc.	2,325,287	105,684,294
		203,794,824

Soft Drinks–1.57%
Coca-Cola Co. (The)	3,765,639	153,600,415

Specialized REIT’s–0.38%
Weyerhaeuser Co.	1,249,408	37,294,829

Systems Software–0.58%
Microsoft Corp.	1,410,250	56,974,100

Thrifts & Mortgage Finance–1.40%
Hudson City Bancorp, Inc.	13,795,378	137,401,965

Tobacco–1.84%
Altria Group, Inc.	2,321,086	93,098,760
Philip Morris International Inc.	1,027,124	87,747,203
		180,845,963
Total Common Stocks & Other Equity Interests (Cost $6,305,961,303)		8,931,837,212

Money Market Funds–10.17%
Liquid Assets Portfolio– Institutional Class(c)	499,041,982	499,041,982
Premier Portfolio–Institutional Class(c)	499,041,981	499,041,981
Total Money Market Funds (Cost $998,083,963)		998,083,963
TOTAL INVESTMENTS–101.23% (Cost $7,304,045,266)		9,929,921,175
OTHER ASSETS LESS LIABILITIES–(1.23)%		(121,084,235)
NET ASSETS–100.00%		$9,808,836,940

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	A portion of this security is subject to call options written. See Note 1K and Note 4.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2014

Consumer Staples	22.4%
Financials	16.6
Utilities	12.0
Consumer Discretionary	11.6
Industrials	8.4
Energy	6.3
Health Care	6.3
Information Technology	3.7
Telecommunication Services	2.7
Materials	1.1
Money Market Funds Plus Other Assets Less Liabilities	8.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Diversified Dividend Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $6,305,961,303)	$8,931,837,212
Investments in affiliated money market funds, at value and cost	998,083,963
Total investments, at value (Cost $7,304,045,266)	9,929,921,175
Foreign currencies, at value (Cost $5,369)	52,135
Receivable for:
Investments sold	2,245,344
Fund shares sold	15,032,447
Dividends	14,507,316
Investment for trustee deferred compensation and retirement plans	678,957
Other assets	172,150
Total assets	9,962,609,524

Liabilities:
Payable for:
Investments purchased	138,858,417
Fund shares reacquired	8,250,379
Options written, at value (premiums received $710,410)	492,905
Forward foreign currency contracts outstanding	868,815
Accrued fees to affiliates	4,159,542
Accrued trustees’ and officers’ fees and benefits	9,266
Accrued other operating expenses	259,898
Trustee deferred compensation and retirement plans	873,362
Total liabilities	153,772,584
Net assets applicable to shares outstanding	$9,808,836,940

Net assets consist of:
Shares of beneficial interest	$7,165,402,226
Undistributed net investment income	8,372,965
Undistributed net realized gain	9,797,866
Net unrealized appreciation	2,625,263,883
$9,808,836,940

Net Assets:
Class A	$4,098,324,191
Class B	$33,376,176
Class C	$326,343,891
Class R	$129,475,172
Class Y	$746,874,722
Investor Class	$2,009,386,807
Class R5	$1,641,878,293
Class R6	$823,177,688

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	232,490,512
Class B	1,913,805
Class C	18,732,749
Class R	7,323,813
Class Y	42,319,607
Investor Class	114,055,821
Class R5	93,130,354
Class R6	46,685,802
Class A:
Net asset value per share	$17.63
Maximum offering price per share
(Net asset value of $17.63 ÷ 94.50%)	$18.66
Class B:
Net asset value and offering price per share	$17.44
Class C:
Net asset value and offering price per share	$17.42
Class R:
Net asset value and offering price per share	$17.68
Class Y:
Net asset value and offering price per share	$17.65
Investor Class:
Net asset value and offering price per share	$17.62
Class R5:
Net asset value and offering price per share	$17.63
Class R6:
Net asset value and offering price per share	$17.63

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Diversified Dividend Fund

Statement of Operations

For the six months ended April 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,324,397)	$106,316,286
Dividends from affiliated money market funds	187,962
Total investment income	106,504,248

Expenses:
Advisory fees	19,233,306
Administrative services fees	375,504
Custodian fees	114,869
Distribution fees:
Class A	4,836,145
Class B	174,254
Class C	1,495,648
Class R	298,634
Investor Class	1,989,484
Transfer agent fees — A, B, C, R, Y and Investor	4,897,541
Transfer agent fees — R5	755,126
Transfer agent fees — R6	11,271
Trustees’ and officers’ fees and benefits	162,863
Other	356,030
Total expenses	34,700,675
Less: Fees waived and expense offset arrangement(s)	(590,584)
Net expenses	34,110,091
Net investment income	72,394,157

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	49,440,177
Foreign currencies	42,356
Forward foreign currency contracts	(4,995,545)
44,486,988
Change in net unrealized appreciation (depreciation) of:
Investment securities	634,646,494
Foreign currencies	7,104
Forward foreign currency contracts	(1,092,650)
Option contracts written	217,505
633,778,453
Net realized and unrealized gain	678,265,441
Net increase in net assets resulting from operations	$750,659,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Diversified Dividend Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	April 30, 2014	October 31, 2013
Operations:
Net investment income	$72,394,157	$114,157,446
Net realized gain	44,486,988	92,631,255
Change in net unrealized appreciation	633,778,453	1,319,770,909
Net increase in net assets resulting from operations	750,659,598	1,526,559,610

Distributions to shareholders from net investment income:
Class A	(28,359,741)	(51,833,917)
Class B	(124,670)	(351,728)
Class C	(1,066,641)	(1,944,258)
Class R	(720,787)	(1,038,324)
Class Y	(5,437,417)	(6,030,022)
Investor Class	(14,148,007)	(29,229,048)
Class R5	(13,067,587)	(21,198,754)
Class R6	(5,508,756)	(5,709,762)
Total distributions from net investment income	(68,433,606)	(117,335,813)

Distributions to shareholders from net realized gains:
Class A	(36,438,787)	(38,454,292)
Class B	(348,170)	(540,845)
Class C	(2,799,135)	(2,387,554)
Class R	(1,089,928)	(614,412)
Class Y	(5,626,934)	(2,747,052)
Investor Class	(18,403,733)	(22,192,076)
Class R5	(14,112,888)	(11,819,702)
Class R6	(5,335,137)	(2,533,633)
Total distributions from net realized gains	(84,154,712)	(81,289,566)

Share transactions–net:
Class A	141,886,835	577,482,221
Class B	(4,786,566)	(6,645,225)
Class C	29,782,341	82,878,758
Class R	11,982,842	57,214,025
Class Y	219,590,174	246,465,727
Investor Class	(29,677,222)	128,271,180
Class R5	132,303,990	476,533,189
Class R6	247,603,126	314,630,822
Net increase in net assets resulting from share transactions	748,685,520	1,876,830,697
Net increase in net assets	1,346,756,800	3,204,764,928

Net assets:
Beginning of period	8,462,080,140	5,257,315,212
End of period (includes undistributed net investment income of $8,372,965 and $4,412,414, respectively)	$9,808,836,940	$8,462,080,140

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

9                         Invesco Diversified Dividend Fund

The Fund’s investment objective is long-term growth of capital and, secondarily, current income.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

10                         Invesco Diversified Dividend Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.

Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of

11                         Invesco Diversified Dividend Fund

these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Call Options Written — The Fund may write covered call options. A covered call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
L.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $350 million	0.60%
Next $350 million	0.55%
Next $1.3 billion	0.50%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2014, the Adviser waived advisory fees of $589,102.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net

12                         Invesco Diversified Dividend Fund

assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2014, IDI advised the Fund that IDI retained $578,576 in front-end sales commissions from the sale of Class A shares and $11,796, $8,041 and $12,438 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2014, the Fund incurred $1,286 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2014, there were transfers from Level 1 to Level 2 of $130,826,204 and from Level 2 to Level 1 of $412,112,651, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$9,365,115,488	$564,805,687	$—	$9,929,921,175
Forward Foreign Currency Contracts*	—	(868,815)	—	(868,815)
Options Written*	217,505	—	—	217,505
Total Investments	$9,365,332,993	$563,936,872	$—	$9,929,269,865

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency Risk
Forward foreign currency contracts(a)	$—	$(868,815)
Equity Risk
Options written(b)	217,505	—
Total	$217,505	$(868,815)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Forward foreign currency contracts outstanding.
(b)	Values are disclosed on the Statement of Assets and Liabilities under the caption Options written, at value.

13                         Invesco Diversified Dividend Fund

Effect of Derivative Investments for the six months ended April 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Options Written
Realized Gain (Loss)
Currency risk	$(4,995,545)	$—
Change in Unrealized Appreciation (Depreciation)
Currency risk	(1,092,650)	—
Equity risk	—	217,505
Total	$(6,088,195)	$217,505

The table below summarizes the average notional value of forward foreign currency contracts and options written outstanding during the period.

	Forward Foreign Currency Contracts	Options Written
Average notional value	$282,899,048	$23,733,267

Open Forward Foreign Currency Contracts at Period-End
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
05/23/14	Citibank Capital	EUR	106,710,519	USD	147,582,142	$148,027,232	$(445,090)
05/23/14	Deutsche Bank AG	EUR	106,704,895	USD	147,595,705	148,019,430	(423,725)
Total open forward foreign currency contracts							$(868,815)

Currency Abbreviations:

EUR	– Euro
USD	– U.S. Dollar

Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	—	$—
Written	14,083	710,410
End of period	14,083	$710,410

Open Options Written at Period-End
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Value	Unrealized Appreciation
Calls
Charles Schwab Corp. (The)	June-2014	$28	14,083	$710,410	$492,905	$217,505

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

14                         Invesco Diversified Dividend Fund

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2014.

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Citibank Capital	$445,090	$—	$445,090	$—	$—	$445,090
Deutsche Bank AG	423,725	—	423,725	—	—	423,725
Total	$868,815	$—	$868,815	$—	$—	$868,815

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,482.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2016	$6,010,416	$—	$6,010,416
October 31, 2017	28,049,390	—	28,049,390
	$34,059,806	$—	$34,059,806

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

15                         Invesco Diversified Dividend Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2014 was $660,112,192 and $153,332,433, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,669,626,264
Aggregate unrealized (depreciation) of investment securities	(44,038,481)
Net unrealized appreciation of investment securities	$2,625,587,783

Cost of investments for tax purposes is $7,304,333,392.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2014(a)		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	22,474,932	$380,393,050	61,276,660	$932,245,912
Class B	80,644	1,351,164	419,558	6,247,049
Class C	3,239,758	54,246,715	7,638,378	115,432,516
Class R	1,392,533	23,573,989	4,961,403	74,789,993
Class Y	17,977,182	304,947,956	20,542,290	313,649,947
Investor Class	4,408,728	74,292,389	23,010,667	341,251,736
Class R5	15,596,460	264,245,439	45,682,264	685,798,200
Class R6	15,710,363	271,659,792	23,329,968	363,440,054

Issued as reinvestment of dividends:
Class A	3,665,128	60,695,869	6,219,451	87,712,276
Class B	27,148	442,785	64,015	873,635
Class C	217,932	3,552,692	301,994	4,157,150
Class R	109,089	1,810,617	115,031	1,652,735
Class Y	605,782	10,061,196	561,053	8,086,629
Investor Class	1,843,155	30,482,749	3,462,719	48,762,495
Class R5	1,500,515	24,874,445	2,175,139	30,979,212
Class R6	406,931	6,755,768	559,239	8,098,047

Automatic conversion of Class B shares to Class A shares:
Class A	227,287	3,871,983	558,516	8,428,414
Class B	(229,738)	(3,871,983)	(564,446)	(8,428,414)

Reacquired:
Class A	(17,877,965)	(303,074,067)	(30,184,176)	(450,904,381)
Class B	(161,356)	(2,708,532)	(364,222)	(5,337,495)
Class C	(1,669,173)	(28,017,066)	(2,462,794)	(36,710,908)
Class R	(784,088)	(13,401,764)	(1,264,996)	(19,228,703)
Class Y	(5,603,409)	(95,418,978)	(4,974,395)	(75,270,849)
Investor Class	(7,956,584)	(134,452,360)	(17,435,202)	(261,743,051)
Class R5	(9,221,540)	(156,815,894)	(15,829,929)	(240,244,223)
Class R6	(1,818,328)	(30,812,434)	(3,791,195)	(56,907,279)
Net increase in share activity	44,161,386	$748,685,520	124,006,990	$1,876,830,697

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16                         Invesco Diversified Dividend Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/14	$16.52	$0.13	$1.26	$1.39	$(0.12)	$(0.16)	$(0.28)	$17.63	8.56%	$4,098,324	0.83	%(d)	0.84	%(d)	1.54	%(d)	2%
Year ended 10/31/13	13.54	0.25	3.20	3.45	(0.26)	(0.21)	(0.47)	16.52	26.07	3,700,473	0.86		0.87		1.65		9
Year ended 10/31/12	11.92	0.22	1.76	1.98	(0.22)	(0.14)	(0.36)	13.54	17.00	2,520,209	0.91		0.92		1.78		12
Year ended 10/31/11	11.67	0.19	0.29	0.48	(0.23)	—	(0.23)	11.92	4.15	2,121,824	0.94		0.97		1.64		20
Year ended 10/31/10	10.18	0.25	1.43	1.68	(0.19)	—	(0.19)	11.67	16.64	377,758	1.01		1.02		2.23		13
Year ended 10/31/09	9.43	0.19	0.75	0.94	(0.19)	—	(0.19)	10.18	10.42	185,274	1.11		1.12		2.17		24
Class B
Six months ended 04/30/14	16.35	0.07	1.24	1.31	(0.06)	(0.16)	(0.22)	17.44	8.11	33,376	1.58	(d)	1.59	(d)	0.79	(d)	2
Year ended 10/31/13	13.40	0.13	3.17	3.30	(0.14)	(0.21)	(0.35)	16.35	25.16	35,912	1.61		1.62		0.90		9
Year ended 10/31/12	11.80	0.13	1.74	1.87	(0.13)	(0.14)	(0.27)	13.40	16.12	35,401	1.66		1.67		1.03		12
Year ended 10/31/11	11.55	0.11	0.28	0.39	(0.14)	—	(0.14)	11.80	3.39	36,873	1.69		1.72		0.89		20
Year ended 10/31/10	10.08	0.16	1.42	1.58	(0.11)	—	(0.11)	11.55	15.75	32,600	1.76		1.77		1.48		13
Year ended 10/31/09	9.34	0.13	0.74	0.87	(0.13)	—	(0.13)	10.08	9.58	30,490	1.86		1.87		1.42		24
Class C
Six months ended 04/30/14	16.33	0.07	1.24	1.31	(0.06)	(0.16)	(0.22)	17.42	8.12	326,344	1.58	(d)	1.59	(d)	0.79	(d)	2
Year ended 10/31/13	13.38	0.13	3.17	3.30	(0.14)	(0.21)	(0.35)	16.33	25.19	276,653	1.61		1.62		0.90		9
Year ended 10/31/12	11.79	0.13	1.73	1.86	(0.13)	(0.14)	(0.27)	13.38	16.04	153,467	1.66		1.67		1.03		12
Year ended 10/31/11	11.53	0.11	0.29	0.40	(0.14)	—	(0.14)	11.79	3.48	120,031	1.69		1.72		0.89		20
Year ended 10/31/10	10.07	0.16	1.41	1.57	(0.11)	—	(0.11)	11.53	15.66	52,755	1.76		1.77		1.48		13
Year ended 10/31/09	9.33	0.13	0.74	0.87	(0.13)	—	(0.13)	10.07	9.59	36,573	1.86		1.87		1.42		24
Class R
Six months ended 04/30/14	16.57	0.11	1.26	1.37	(0.10)	(0.16)	(0.26)	17.68	8.40	129,475	1.08	(d)	1.09	(d)	1.29	(d)	2
Year ended 10/31/13	13.58	0.22	3.20	3.42	(0.22)	(0.21)	(0.43)	16.57	25.77	109,444	1.11		1.12		1.40		9
Year ended 10/31/12	11.96	0.19	1.76	1.95	(0.19)	(0.14)	(0.33)	13.58	16.66	37,948	1.16		1.17		1.53		12
Year ended 10/31/11	11.70	0.17	0.29	0.46	(0.20)	—	(0.20)	11.96	3.97	19,261	1.19		1.22		1.39		20
Year ended 10/31/10	10.19	0.22	1.46	1.68	(0.17)	—	(0.17)	11.70	16.55	7,693	1.26		1.27		1.98		13
Year ended 10/31/09	9.44	0.18	0.74	0.92	(0.17)	—	(0.17)	10.19	10.14	3,341	1.36		1.37		1.92		24
Class Y
Six months ended 04/30/14	16.54	0.15	1.27	1.42	(0.15)	(0.16)	(0.31)	17.65	8.69	746,875	0.58	(d)	0.59	(d)	1.79	(d)	2
Year ended 10/31/13	13.56	0.29	3.19	3.48	(0.29)	(0.21)	(0.50)	16.54	26.35	485,248	0.61		0.62		1.90		9
Year ended 10/31/12	11.94	0.26	1.76	2.02	(0.26)	(0.14)	(0.40)	13.56	17.26	179,087	0.66		0.67		2.03		12
Year ended 10/31/11	11.68	0.23	0.30	0.53	(0.27)	—	(0.27)	11.94	4.50	131,365	0.69		0.72		1.89		20
Year ended 10/31/10	10.19	0.28	1.43	1.71	(0.22)	—	(0.22)	11.68	16.91	31,529	0.76		0.77		2.48		13
Year ended 10/31/09	9.43	0.22	0.76	0.98	(0.22)	—	(0.22)	10.19	10.79	5,893	0.86		0.88		2.42		24
Investor Class
Six months ended 04/30/14	16.51	0.13	1.26	1.39	(0.12)	(0.16)	(0.28)	17.62	8.56	2,009,387	0.79	(d)	0.80	(d)	1.58	(d)	2
Year ended 10/31/13	13.53	0.25	3.20	3.45	(0.26)	(0.21)	(0.47)	16.51	26.11	1,910,866	0.86		0.87		1.64		9
Year ended 10/31/12	11.92	0.23	1.75	1.98	(0.23)	(0.14)	(0.37)	13.53	16.95	1,444,060	0.90		0.91		1.79		12
Year ended 10/31/11	11.66	0.21	0.29	0.50	(0.24)	—	(0.24)	11.92	4.32	1,253,533	0.87		0.90		1.71		20
Year ended 10/31/10	10.18	0.26	1.42	1.68	(0.20)	—	(0.20)	11.66	16.62	1,089,663	0.92		0.93		2.32		13
Year ended 10/31/09	9.42	0.20	0.76	0.96	(0.20)	—	(0.20)	10.18	10.63	986,096	1.01		1.03		2.27		24
Class R5
Six months ended 04/30/14	16.52	0.16	1.26	1.42	(0.15)	(0.16)	(0.31)	17.63	8.70	1,641,878	0.54	(d)	0.55	(d)	1.83	(d)	2
Year ended 10/31/13	13.54	0.29	3.20	3.49	(0.30)	(0.21)	(0.51)	16.52	26.47	1,408,407	0.57		0.58		1.94		9
Year ended 10/31/12	11.92	0.27	1.76	2.03	(0.27)	(0.14)	(0.41)	13.54	17.39	720,726	0.56		0.57		2.13		12
Year ended 10/31/11	11.67	0.24	0.29	0.53	(0.28)	—	(0.28)	11.92	4.53	443,581	0.58		0.59		2.00		20
Year ended 10/31/10	10.18	0.29	1.43	1.72	(0.23)	—	(0.23)	11.67	17.05	254,392	0.64		0.65		2.61		13
Year ended 10/31/09	9.43	0.23	0.75	0.98	(0.23)	—	(0.23)	10.18	10.88	58,842	0.69		0.69		2.60		24
Class R6
Six months ended 04/30/14	16.52	0.16	1.26	1.42	(0.15)	(0.16)	(0.31)	17.63	8.76	823,178	0.44	(d)	0.45	(d)	1.93	(d)	2
Year ended 10/31/13	13.54	0.31	3.19	3.50	(0.31)	(0.21)	(0.52)	16.52	26.56	535,077	0.48		0.49		2.03		9
Year ended 10/31/12(e)	13.61	0.03	(0.10)	(0.07)	—	—	—	13.54	(0.51)	166,418	0.49	(f)	0.50	(f)	2.20	(f)	12

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $1,261,900,843 and sold of $210,298,763 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Dividend Growth Securities Fund, Invesco Financial Services Fund and Invesco Van Kampen Core Equity Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $3,900,979, $35,140, $301,609, $120,443, $628,116, $1,951,327, $1,524,389 and $612,396 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of September 24, 2012.
(f)	Annualized.

17                         Invesco Diversified Dividend Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,085.60	$4.29	$1,020.68	$4.16	0.83%
B	1,000.00	1,081.80	8.16	1,016.96	7.90	1.58
C	1,000.00	1,081.20	8.15	1,016.96	7.90	1.58
R	1,000.00	1,084.00	5.58	1,019.44	5.41	1.08
Y	1,000.00	1,086.90	3.00	1,021.92	2.91	0.58
Investor	1,000.00	1,085.60	4.09	1,020.88	3.96	0.79
R5	1,000.00	1,087.00	2.79	1,022.12	2.71	0.54
R6	1,000.00	1,087.60	2.28	1,022.61	2.21	0.44

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2013 through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                         Invesco Diversified Dividend Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469	DDI-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco Summit Fund
Nasdaq:
A: ASMMX ■ B: BSMMX ■ C: CSMMX ■ P: SMMIX ■ S: SMMSX ■ Y: ASMYX ■ R5: SMITX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
8 Financial Statements
10 Notes to Financial Statements
17 Financial Highlights
18 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/13 to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.76%
Class B Shares	5.33
Class C Shares	5.28
Class P Shares	5.85
Class S Shares	5.77
Class Y Shares	5.82
Class R5 Shares	5.96
S&P 500 Index‚ (Broad Market Index)	8.36
Russell 1000 Growth Index■ (Style-Specific Index)	6.95
Lipper Multi-Cap Growth Funds Index¿ (Peer Group Index)	5.49
Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;
■Invesco, Russell via FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Multi-Cap Growth Funds Index is an unmanaged index considered representative of multi-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Summit Fund

Average Annual Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (10/31/05)	5.74%
5 Years	14.71
1 Year	15.55

Class B Shares
Inception (10/31/05)	5.72%
5 Years	14.92
1 Year	16.44

Class C Shares
Inception (10/31/05)	5.64%
5 Years	15.12
1 Year	20.41

Class P Shares
Inception (11/1/82)	9.13%
10 Years	7.18
5 Years	16.19
1 Year	22.56

Class S Shares
Inception	6.51%
5 Years	16.13
1 Year	22.38

Class Y Shares
Inception	6.62%
5 Years	16.29
1 Year	22.59

Class R5 Shares
Inception	6.71%
5 Years	16.43
1 Year	22.74

Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R5 shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future

Average Annual Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (10/31/05)	6.06%
5 Years	16.28
1 Year	19.20

Class B Shares
Inception (10/31/05)	6.03%
5 Years	16.56
1 Year	20.25

Class C Shares
Inception (10/31/05)	5.96%
5 Years	16.72
1 Year	24.23

Class P Shares
Inception (11/1/82)	9.22%
10 Years	7.08
5 Years	17.78
1 Year	26.40

Class S Shares
Inception	6.84%
5 Years	17.72
1 Year	26.32

Class Y Shares
Inception	6.95%
5 Years	17.92
1 Year	26.45

Class R5 Shares
Inception	7.03%
5 Years	18.05
1 Year	26.62

results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class P, Class S, Class Y and Class R5 shares was 1.06%, 1.81%, 1.81%, 0.91%, 0.96%, 0.81% and 0.71%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class P, Class S, Class Y and Class R5 shares do not have a front-end sales charge or contingent deferred sales charge (CDSC); therefore, returns shown are at net asset value.

    The performance numbers shown do not reflect the creation and sales charges and other fees assessed by the AIM Summit Investors Plans, which were dissolved effective December 8, 2006.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                         Invesco Summit Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Summit Fund

Schedule of Investments(a)

April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.44%
Advertising–0.98%
Interpublic Group of Cos., Inc. (The)	1,018,686	$17,745,510

Aerospace & Defense–2.24%
Honeywell International Inc.	201,143	18,686,185
Precision Castparts Corp.	48,015	12,152,116
Textron Inc.	235,744	9,641,930
		40,480,231

Agricultural Products–1.47%
Archer-Daniels-Midland Co.	607,512	26,566,500

Airlines–0.53%
Delta Air Lines, Inc.	261,642	9,636,275

Apparel Retail–0.44%
Gap, Inc. (The)	200,791	7,891,086

Apparel, Accessories & Luxury Goods–1.16%
Michael Kors Holdings Ltd.(b)	172,687	15,749,055
Prada S.p.A. (Italy)(b)(c)	424,200	3,399,075
Prada S.p.A. (Italy)	237,500	1,903,066
		21,051,196

Application Software–3.51%
Monitise PLC (United Kingdom)(b)	28,174,950	31,924,944
Salesforce.com, Inc.(b)	399,713	20,645,176
Splunk, Inc.(b)	201,675	11,005,405
		63,575,525

Biotechnology–8.94%
Acceleron Pharma, Inc.(b)(d)	283,027	9,721,977
Alkermes PLC(b)	527,695	24,411,171
Amgen Inc.	148,897	16,639,240
Biogen Idec Inc.(b)	77,980	22,389,617
Celgene Corp.(b)	187,363	27,544,235
Gilead Sciences, Inc.(b)	778,173	61,078,799
		161,785,039

Broadcasting–0.84%
CBS Corp.–Class B	262,935	15,187,126

Building Products–0.54%
Trex Co., Inc.(b)	125,251	9,834,708

Cable & Satellite–4.82%
Comcast Corp.–Class A	317,830	16,450,881
DIRECTV(b)	121,120	9,398,912
DISH Network Corp.–Class A(b)	572,391	32,546,152
Time Warner Cable Inc.	204,124	28,875,381
		87,271,326

Communications Equipment–2.35%
Aruba Networks, Inc.(b)	596,521	11,793,220
Palo Alto Networks, Inc.(b)	189,609	12,055,340

	Shares	Value
Communications Equipment–(continued)
QUALCOMM, Inc.	238,131	$18,743,291
		42,591,851

Construction & Engineering–2.99%
Fluor Corp.	375,100	28,395,070
Jacobs Engineering Group, Inc.(b)	445,457	25,702,869
		54,097,939

Construction Materials–1.01%
Vulcan Materials Co.	282,519	18,230,951

Consumer Finance–1.05%
Capital One Financial Corp.	255,981	18,916,996

Data Processing & Outsourced Services–1.49%
MasterCard, Inc.–Class A	139,216	10,239,337
Visa Inc.–Class A	82,776	16,771,245
		27,010,582

Department Stores–0.27%
Macy’s, Inc.	84,336	4,843,416

Distributors–0.47%
Pool Corp.	145,655	8,596,558

Diversified Banks–1.38%
JPMorgan Chase & Co.	447,094	25,028,322

Drug Retail–0.58%
CVS Caremark Corp.	145,470	10,578,578

Electrical Components & Equipment–1.36%
AMETEK, Inc.	320,282	16,885,267
Roper Industries, Inc.	56,085	7,793,011
		24,678,278

Fertilizers & Agricultural Chemicals–1.04%
Monsanto Co.	170,872	18,915,530

Food Retail–1.71%
Kroger Co. (The)	672,827	30,976,955

General Merchandise Stores–0.60%
Dollar General Corp.(b)	192,237	10,849,856

Health Care Equipment–0.83%
Covidien PLC	211,387	15,061,324

Health Care Facilities–1.03%
HCA Holdings, Inc.(b)	359,325	18,684,900

Health Care Technology–1.21%
IMS Health Holdings, Inc.(b)(d)	924,079	21,937,635

Home Entertainment Software–0.81%
Electronic Arts Inc.(b)	215,499	6,098,622
Nintendo Co., Ltd. (Japan)	81,000	8,509,635
		14,608,257

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Summit Fund

	Shares	Value
Home Improvement Retail–1.66%
Lowe’s Cos., Inc.	653,794	$30,015,683

Homebuilding–0.82%
Lennar Corp.–Class A	209,332	8,078,122
Taylor Morrison Home Corp.–Class A(b)	319,203	6,770,295
		14,848,417

Hotels, Resorts & Cruise Lines–1.46%
Royal Caribbean Cruises Ltd.	496,809	26,395,462

Household Appliances–0.96%
Whirlpool Corp.	112,992	17,330,713

Industrial Conglomerates–0.39%
Danaher Corp.	95,352	6,996,930

Industrial Gases–0.69%
Praxair, Inc.	96,358	12,579,537

Industrial Machinery–1.55%
Flowserve Corp.	181,615	13,266,976
Ingersoll-Rand PLC	246,771	14,756,906
		28,023,882

Insurance Brokers–1.13%
Aon PLC	239,955	20,367,380

Integrated Telecommunication Services–1.05%
Koninklijke (Royal) KPN N.V. (Netherlands)(b)	5,340,241	18,980,619

Internet Retail–3.30%
Amazon.com, Inc.(b)	89,904	27,342,504
Priceline Group Inc. (The)(b)	28,015	32,434,366
		59,776,870

Internet Software & Services–10.04%
Baidu, Inc.–ADR (China)(b)	91,950	14,146,507
Criteo S.A.–ADR (France)(b)(d)	138,721	4,436,298
Facebook Inc.–Class A(b)	897,562	53,656,256
Google Inc.–Class A(b)	78,658	42,072,591
Google Inc.–Class C(b)	78,653	41,423,389
Q2 Holdings Inc.(b)	158,183	1,942,487
Rocket Fuel Inc.(b)(d)	87,468	2,805,099
Twitter, Inc.(b)(d)	42,088	1,640,169
Yelp Inc.(b)	337,127	19,661,247
		181,784,043

Investment Banking & Brokerage–0.39%
Charles Schwab Corp. (The)	268,692	7,133,773

IT Consulting & Other Services–0.66%
Cognizant Technology Solutions Corp.–Class A(b)	249,686	11,961,208

Leisure Products–0.47%
Brunswick Corp.	211,408	8,496,488

Life Sciences Tools & Services–0.98%
Thermo Fisher Scientific, Inc.	156,079	17,793,006

	Shares	Value
Oil & Gas Equipment & Services–2.08%
Halliburton Co.	597,625	$37,692,209

Oil & Gas Exploration & Production–0.79%
Pioneer Natural Resources Co.	73,874	14,277,628

Oil & Gas Refining & Marketing–0.32%
Marathon Petroleum Corp.	63,234	5,877,600

Packaged Foods & Meats–1.65%
Mondelez International Inc.–Class A	835,445	29,783,614

Personal Products–1.00%
Estee Lauder Cos. Inc. (The)–Class A	249,180	18,082,993

Pharmaceuticals–4.39%
AbbVie Inc.	109,250	5,689,740
Allergan, Inc.	66,237	10,984,744
Bristol-Myers Squibb Co.	370,163	18,541,465
Johnson & Johnson	149,256	15,118,140
Mylan Inc.(b)	354,202	17,986,377
Pfizer Inc.	358,196	11,204,371
		79,524,837

Publishing–0.85%
Tribune Co.–Class A(b)	196,901	15,309,053

Regional Banks–1.58%
Fifth Third Bancorp	722,238	14,885,325
First Republic Bank	271,511	13,781,899
		28,667,224

Restaurants–0.42%
Papa John’s International, Inc.	172,596	7,570,061

Semiconductors–4.34%
Altera Corp.	264,446	8,599,784
Avago Technologies Ltd. (Singapore)	265,159	16,837,596
NXP Semiconductors N.V. (Netherlands)(b)	528,877	31,531,647
Skyworks Solutions, Inc.	290,366	11,919,524
Synaptics Inc.(b)(d)	156,033	9,697,451
		78,586,002

Soft Drinks–0.83%
Monster Beverage Corp.(b)	223,453	14,962,413

Specialty Stores–0.50%
Vitamin Shoppe, Inc.(b)	188,072	9,004,887

Systems Software–1.70%
ServiceNow, Inc.(b)	328,479	16,331,976
VMware, Inc.–Class A(b)(d)	156,873	14,512,321
		30,844,297

Technology Hardware, Storage & Peripherals–4.35%
Apple Inc.	122,913	72,529,732
Stratasys Ltd.(b)(d)	65,030	6,299,456
		78,829,188

Trucking–0.92%
Old Dominion Freight Line, Inc.(b)	273,468	16,580,365

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Summit Fund

	Shares	Value
Wireless Telecommunication Services–2.52%
SBA Communications Corp.–Class A(b)	123,541	$11,089,040
Sprint Corp.(b)	4,056,556	34,480,726
		45,569,766
Total Common Stocks & Other Equity Interests (Cost $1,321,240,800)		1,800,278,598

Money Market Funds–0.49%
Liquid Assets Portfolio–Institutional Class(e)	4,447,886	4,447,886
Premier Portfolio–Institutional Class(e)	4,447,886	4,447,886
Total Money Market Funds (Cost $8,895,772)		8,895,772
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.93% (Cost $1,330,136,572)		1,809,174,370

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.73%
Liquid Assets Portfolio–Institutional Class (Cost $31,294,425)(e)(f)	31,294,425	$31,294,425
TOTAL INVESTMENTS–101.66% (Cost $1,361,430,997)		1,840,468,795
OTHER ASSETS LESS LIABILITIES–(1.66)%		(29,946,678)
NET ASSETS–100.00%		$1,810,522,117

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2014 represented less than 1% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at April 30, 2014.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned	Net Amount
Brown Brothers Harriman	$31,447,968	$(31,294,425)	$153,543

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2014

Information Technology	29.3%
Consumer Discretionary	20.0
Health Care	17.4
Industrials	10.5
Consumer Staples	7.2
Financials	5.5
Telecommunication Services	3.6
Energy	3.2
Materials	2.7
Money Market Funds Plus Other Assets Less Liabilities	0.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Summit Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $1,321,240,800)*	$1,800,278,598
Investments in affiliated money market funds, at value and cost	40,190,197
Total investments, at value (Cost $1,361,430,997)	1,840,468,795
Foreign currencies, at value (Cost $30)	30
Receivable for:
Investments sold	5,347,644
Fund shares sold	35,837
Dividends	617,479
Investment for trustee deferred compensation and retirement plans	391,205
Other assets	59,391
Total assets	1,846,920,381

Liabilities:
Payable for:
Investments purchased	3,304,747
Fund shares reacquired	862,205
Collateral upon return of securities loaned	31,294,425
Accrued fees to affiliates	423,641
Accrued trustees’ and officers’ fees and benefits	3,380
Accrued other operating expenses	49,862
Trustee deferred compensation and retirement plans	460,004
Total liabilities	36,398,264
Net assets applicable to shares outstanding	$1,810,522,117

Net assets consist of:
Shares of beneficial interest	$1,162,532,101
Undistributed net investment income	(78,299)
Undistributed net realized gain	169,030,216
Net unrealized appreciation	479,038,099
$1,810,522,117

Net Assets:
Class A	$36,098,792
Class B	$768,306
Class C	$2,292,129
Class P	$1,751,092,444
Class S	$3,796,736
Class Y	$15,981,427
Class R5	$492,283

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	2,127,634
Class B	47,278
Class C	141,378
Class P	102,607,442
Class S	223,458
Class Y	940,147
Class R5	28,931
Class A:
Net asset value per share	$16.97
Maximum offering price per share
(Net asset value of $16.97 ÷ 94.50%)	$17.96
Class B:
Net asset value and offering price per share	$16.25
Class C:
Net asset value and offering price per share	$16.21
Class P:
Net asset value and offering price per share	$17.07
Class S:
Net asset value and offering price per share	$16.99
Class Y:
Net asset value and offering price per share	$17.00
Class R5:
Net asset value and offering price per share	$17.02

*	At April 30, 2014, securities with an aggregate value of $31,447,968 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Summit Fund

Statement of Operations

For the six months ended April 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $7,973)	$8,439,229
Dividends from affiliated money market funds (includes securities lending income of $215,987)	217,813
Total investment income	8,657,042

Expenses:
Advisory fees	5,863,745
Administrative services fees	209,034
Custodian fees	37,124
Distribution fees:
Class A	39,008
Class B	3,999
Class C	11,532
Class P	897,525
Class S	3,221
Transfer agent fees — A, B, C, P, S and Y	1,020,868
Transfer agent fees — R5	20
Trustees’ and officers’ fees and benefits	44,355
Other	173,363
Total expenses	8,303,794
Less: Fees waived and expense offset arrangement(s)	(8,686)
Net expenses	8,295,108
Net investment income	361,934

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	169,542,982
Foreign currencies	(29,919)
169,513,063
Change in net unrealized appreciation (depreciation) of:
Investment securities	(66,488,445)
Foreign currencies	(72)
(66,488,517)
Net realized and unrealized gain	103,024,546
Net increase in net assets resulting from operations	$103,386,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Summit Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	April 30, 2014	October 31, 2013
Operations:
Net investment income	$361,934	$5,480,043
Net realized gain	169,513,063	214,082,032
Change in net unrealized appreciation (depreciation)	(66,488,517)	211,133,096
Net increase in net assets resulting from operations	103,386,480	430,695,171

Distributions to shareholders from net investment income:
Class A	(32,288)	(43,878)
Class P	(4,352,748)	(4,973,001)
Class S	(9,255)	(11,071)
Class Y	(1,329)	(2,163)
Class R5	(462)	(721)
Total distributions from net investment income	(4,396,082)	(5,030,834)

Distributions to shareholders from net realized gains:
Class A	(506,574)	—
Class B	(17,246)	—
Class C	(47,705)	—
Class P	(35,952,022)	—
Class S	(90,593)	—
Class Y	(8,411)	—
Class R5	(2,353)	—
Total distributions from net realized gains	(36,624,904)	—

Share transactions–net:
Class A	12,499,410	(5,656,004)
Class B	(88,851)	(306,897)
Class C	103,924	36,087
Class P	(56,938,784)	(189,984,187)
Class S	(864,072)	(462,938)
Class Y	15,615,813	(95,527)
Class R5	394,517	(38,277)
Net increase (decrease) in net assets resulting from share transactions	(29,278,043)	(196,507,743)
Net increase in net assets	33,087,451	229,156,594

Net assets:
Beginning of period	1,777,434,666	1,548,278,072
End of period (includes undistributed net investment income of $(78,299) and $3,955,849, respectively)	$1,810,522,117	$1,777,434,666

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Summit Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class P, Class S, Class Y and Class R5. Class P shares are not sold to members of the general public. Only shareholders who had accounts in the AIM Summit Investors Plans I and AIM Summit Investors Plans II

10                         Invesco Summit Fund

at the close of business on December 8, 2006, may continue to purchase Class P shares as described in the Fund’s Prospectus. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class P, Class S, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and

11                         Invesco Summit Fund

unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,

12                         Invesco Summit Fund

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $10 million	1.00%
Next $140 million	0.75%
Over $150 million	0.625%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class P, Class S, Class Y and Class R5 shares to 2.00%, 2.75%, 2.75%, 1.85%, 1.90%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2014, the Adviser waived advisory fees of $6,830.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Fund has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class P, Class S, Class Y and Class R5 shares. The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C shares, Class P shares and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class B and Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

13                         Invesco Summit Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2014, IDI advised the Fund that IDI retained $8,226 in front-end sales commissions from the sale of Class A shares and $615 and $25 from Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2014, the Fund incurred $5,944 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,803,241,710	$37,227,085	$—	$1,840,468,795

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2014, the Fund engaged in securities purchases of $1,811,705.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,856.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

14                         Invesco Summit Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2013.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2014 was $607,563,826 and $677,741,120, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$507,834,095
Aggregate unrealized (depreciation) of investment securities	(29,263,948)
Net unrealized appreciation of investment securities	$478,570,147

Cost of investments for tax purposes is $1,361,898,648.

15                         Invesco Summit Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2014		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	891,706	$15,381,376	525,746	$7,290,223
Class B	3,478	58,243	11,649	151,168
Class C	21,331	351,906	79,562	1,053,742
Class P	1,445,141	24,887,564	3,874,176	54,668,908
Class S	4,970	84,675	14,304	198,996
Class Y	917,774	15,766,323	6,001	88,347
Class R5	22,027	394,671	—	—

Issued as reinvestment of dividends:
Class A	31,099	515,320	3,239	41,359
Class B	1,064	16,940	—	—
Class C	2,968	47,138	—	—
Class P	2,397,458	39,941,650	383,821	4,928,263
Class S	6,019	99,848	866	11,071
Class Y	208	3,469	99	1,269
Class R5	145	2,406	50	647

Automatic conversion of Class B shares to Class A shares:
Class A	4,224	72,440	9,577	133,394
Class B	(4,402)	(72,440)	(9,924)	(133,394)

Reacquired:
Class A	(203,307)	(3,469,726)	(926,509)	(13,120,980)
Class B	(5,567)	(91,594)	(23,553)	(324,671)
Class C	(17,888)	(295,120)	(73,656)	(1,017,655)
Class P	(7,055,496)	(121,767,998)	(17,503,878)	(249,581,358)
Class S	(60,849)	(1,048,595)	(48,612)	(673,005)
Class Y	(9,085)	(153,979)	(12,557)	(185,143)
Class R5	(149)	(2,560)	(2,831)	(38,924)
Net increase (decrease) in share activity	(1,607,131)	$(29,278,043)	(13,692,430)	$(196,507,743)

16                         Invesco Summit Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/14	$16.40	$(0.01)	$0.94	$0.93	$(0.02)	$(0.34)	$(0.36)	$16.97	5.76%	$36,099	1.05	%(d)	1.05	%(d)	(0.11	)%(d)	33%
Year ended 10/31/13	12.67	0.03	3.72	3.75	(0.02)	—	(0.02)	16.40	29.68	23,025	1.06		1.06		0.20		49
Year ended 10/31/12	11.56	0.01	1.10	1.11	(0.00)	—	(0.00)	12.67	9.62	22,712	1.08		1.08		0.09		36
Year ended 10/31/11	11.09	0.00	0.47	0.47	(0.00)	—	(0.00)	11.56	4.25	17,763	1.06		1.07		0.00		59
Year ended 10/31/10	9.55	0.00	1.61	1.61	(0.07)	—	(0.07)	11.09	16.89	21,981	1.09		1.10		0.00		53
Year ended 10/31/09	9.81	0.06	0.33	0.39	(0.05)	(0.60)	(0.65)	9.55	4.99	24,855	1.12		1.13		0.70		89
Class B
Six months ended 04/30/14	15.76	(0.07)	0.90	0.83	—	(0.34)	(0.34)	16.25	5.33	768	1.80	(d)	1.80	(d)	(0.86	)(d)	33
Year ended 10/31/13	12.25	(0.08)	3.59	3.51	—	—	—	15.76	28.65	831	1.81		1.81		(0.55)		49
Year ended 10/31/12	11.24	(0.08)	1.09	1.01	—	—	—	12.25	8.99	913	1.83		1.83		(0.66)		36
Year ended 10/31/11	10.87	(0.09)	0.46	0.37	—	—	—	11.24	3.40	1,085	1.81		1.82		(0.75)		59
Year ended 10/31/10	9.37	(0.08)	1.58	1.50	—	—	—	10.87	16.01	1,477	1.84		1.85		(0.75)		53
Year ended 10/31/09	9.64	(0.00)	0.33	0.33	—	(0.60)	(0.60)	9.37	4.31	1,975	1.87		1.88		(0.05)		89
Class C
Six months ended 04/30/14	15.73	(0.07)	0.89	0.82	—	(0.34)	(0.34)	16.21	5.28	2,292	1.80	(d)	1.80	(d)	(0.86	)(d)	33
Year ended 10/31/13	12.22	(0.08)	3.59	3.51	—	—	—	15.73	28.72	2,122	1.81		1.81		(0.55)		49
Year ended 10/31/12	11.23	(0.08)	1.07	0.99	—	—	—	12.22	8.82	1,577	1.83		1.83		(0.66)		36
Year ended 10/31/11	10.85	(0.09)	0.47	0.38	—	—	—	11.23	3.50	1,968	1.81		1.82		(0.75)		59
Year ended 10/31/10	9.36	(0.08)	1.57	1.49	—	—	—	10.85	15.92	2,435	1.84		1.85		(0.75)		53
Year ended 10/31/09	9.63	(0.00)	0.33	0.33	—	(0.60)	(0.60)	9.36	4.31	3,145	1.87		1.88		(0.05)		89
Class P
Six months ended 04/30/14	16.50	0.00	0.95	0.95	(0.04)	(0.34)	(0.38)	17.07	5.85	1,751,092	0.90	(d)	0.90	(d)	0.04	(d)	33
Year ended 10/31/13	12.75	0.05	3.74	3.79	(0.04)	—	(0.04)	16.50	29.84	1,746,339	0.91		0.91		0.35		49
Year ended 10/31/12	11.63	0.03	1.11	1.14	(0.02)	—	(0.02)	12.75	9.80	1,518,577	0.93		0.93		0.24		36
Year ended 10/31/11	11.15	0.02	0.48	0.50	(0.02)	—	(0.02)	11.63	4.46	1,545,006	0.91		0.92		0.15		59
Year ended 10/31/10	9.60	0.02	1.60	1.62	(0.07)	—	(0.07)	11.15	16.97	1,663,462	0.94		0.95		0.15		53
Year ended 10/31/09	9.85	0.08	0.33	0.41	(0.06)	(0.60)	(0.66)	9.60	5.22	1,572,776	0.97		0.98		0.85		89
Class S
Six months ended 04/30/14	16.43	(0.00)	0.94	0.94	(0.04)	(0.34)	(0.38)	16.99	5.77	3,797	0.95	(d)	0.95	(d)	(0.01	)(d)	33
Year ended 10/31/13	12.70	0.04	3.73	3.77	(0.04)	—	(0.04)	16.43	29.74	4,490	0.96		0.96		0.30		49
Year ended 10/31/12	11.58	0.02	1.12	1.14	(0.02)	—	(0.02)	12.70	9.82	3,896	0.98		0.98		0.19		36
Year ended 10/31/11	11.11	0.01	0.47	0.48	(0.01)	—	(0.01)	11.58	4.36	4,078	0.96		0.97		0.10		59
Year ended 10/31/10	9.56	0.01	1.61	1.62	(0.07)	—	(0.07)	11.11	16.99	4,246	0.99		1.00		0.10		53
Year ended 10/31/09(e)	9.65	0.01	(0.10)	(0.09)	—	—	—	9.56	(0.93)	312	0.95	(f)	0.96	(f)	0.87	(f)	89
Class Y
Six months ended 04/30/14	16.45	0.01	0.93	0.94	(0.05)	(0.34)	(0.39)	17.00	5.82	15,981	0.80	(d)	0.80	(d)	0.14	(d)	33
Year ended 10/31/13	12.72	0.06	3.73	3.79	(0.06)	—	(0.06)	16.45	29.90	514	0.81		0.81		0.45		49
Year ended 10/31/12	11.58	0.04	1.13	1.17	(0.03)	—	(0.03)	12.72	10.14	479	0.83		0.83		0.34		36
Year ended 10/31/11	11.11	0.03	0.47	0.50	(0.03)	—	(0.03)	11.58	4.48	1,186	0.81		0.82		0.25		59
Year ended 10/31/10	9.56	0.03	1.60	1.63	(0.08)	—	(0.08)	11.11	17.14	1,422	0.84		0.85		0.25		53
Year ended 10/31/09	9.81	0.09	0.32	0.41	(0.06)	(0.60)	(0.66)	9.56	5.26	2,201	0.87		0.88		0.95		89
Class R5
Six months ended 04/30/14	16.46	0.02	0.95	0.97	(0.07)	(0.34)	(0.41)	17.02	5.96	492	0.70	(d)	0.70	(d)	0.24	(d)	33
Year ended 10/31/13	12.73	0.08	3.72	3.80	(0.07)	—	(0.07)	16.46	30.05	114	0.71		0.71		0.55		49
Year ended 10/31/12	11.60	0.06	1.11	1.17	(0.04)	—	(0.04)	12.73	10.12	123	0.72		0.72		0.45		36
Year ended 10/31/11	11.14	0.04	0.47	0.51	(0.05)	—	(0.05)	11.60	4.54	77	0.74		0.75		0.32		59
Year ended 10/31/10	9.58	0.04	1.62	1.66	(0.10)	—	(0.10)	11.14	17.42	11	0.68		0.69		0.41		53
Year ended 10/31/09	9.81	0.10	0.33	0.43	(0.06)	(0.60)	(0.66)	9.58	5.48	11,358	0.67		0.68		1.15		89

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $31,465, $806, $2,326, $1,809,927, $4,331, $8,871 and $224 for Class A, Class B, Class C, Class P, Class S, Class Y and Class R5 shares, respectively.
(e)	Commencement date of September 25, 2009.
(f)	Annualized.

17                         Invesco Summit Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,057.60	$5.36	$1,019.59	$5.26	1.05%
B	1,000.00	1,053.30	9.16	1,015.87	9.00	1.80
C	1,000.00	1,052.80	9.16	1,015.87	9.00	1.80
P	1,000.00	1,058.50	4.59	1,020.33	4.51	0.90
S	1,000.00	1,057.70	4.85	1,020.08	4.76	0.95
Y	1,000.00	1,058.20	4.08	1,020.83	4.01	0.80
R5	1,000.00	1,059.60	3.57	1,021.32	3.51	0.70

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2013 through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                         Invesco Summit Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469	SUM-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of May 23, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2014, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 7, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 7, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 7, 2014

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.